UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-05767

                    Scudder Strategic Municipal Income Trust
                    ----------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Strategic Municipal Income Trust
Investment Portfolio as of February 28, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------

                                                                                         Principal
                                                                                         Amount ($)           Value ($)
                                                                                      ---------------------------------

Municipal Investments 149.5%
Alabama 2.0%
Alabama, Sales & Special Tax Revenue, Public School and
College Authority, Series C, 5.625%, 7/1/2013                                          1,000,000             1,114,700
Huntsville, AL, Hospital & Healthcare Revenue, Health Care
Authority, Series A, 5.75%, 6/1/2031                                                   1,500,000             1,580,805
                                                                                                           -----------
                                                                                                             2,695,505

Arizona 1.4%
Arizona, Project Revenue, Health Facilities Authority,
The New Foundation Project, 8.25%, 3/1/2019                                            1,975,000             1,894,578
                                                                                                           -----------
California 9.1%
California, Special Assessment Revenue,
Golden State Tobacco Securitization Corp.:
Series B, 5.625%, 6/1/2038                                                             1,890,000             2,053,504
Series 2003-A-1, 6.75%, 6/1/2039                                                       4,500,000             4,715,235
California, State Economic Recovery, Series C-6,
1.8%*, 7/1/2023, Citibank NA (b)                                                         100,000               100,000
California, State Public Works Board, Lease Revenue,
Department of Corrections, Series C, 5.5%, 6/1/2019                                    1,920,000             2,128,665
Sacramento County, CA, Sales & Special Tax Revenue,
Bradshaw Road Project, 7.2%, 9/2/2015                                                  1,190,000             1,218,489
Sacramento, CA, Project Revenue, City Financing Authority,
Convention Center Hotel, Series A, 6.25%, 1/1/2030                                     2,000,000             2,113,800
                                                                                                           -----------
                                                                                                            12,329,693

Colorado 6.6%
Arapahoe County, CO, Highway Revenue, Capital Improvement
Trust Fund, Series E-470, Prerefunded, Zero Coupon, 8/31/2010                          5,000,000             3,531,750
Colorado, Educational & Cultural Facilities Authority Revenue,
National Jewish Federal Bond Program, Series A1,
1.79%*, 9/1/2033, Bank of America NA (b)                                                 100,000               100,000
Colorado, Hospital & Healthcare Revenue, Portercare
Adventist Health Project, 6.5%, 11/15/2031                                             1,000,000             1,106,560
Colorado, Transportation/Tolls Revenue, Northwest Parkway
Public Highway Authority, Series D, 7.125%, 6/15/2041                                  1,150,000             1,252,982
Denver, CO, Sales & Special Tax Revenue, Urban
Renewal Authority, AMT, 7.75%, 9/1/2016                                                1,710,000             1,794,389
Mesa County, CO, Valley School District No. 051
Grand Junction, Series A, 5.0%, 12/1/2024 (a)                                          1,000,000             1,062,210
                                                                                                           -----------
                                                                                                             8,847,891

Connecticut 2.6%
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027                           2,000,000             1,984,620
Mashantucket, CT, Sports, Expo & Entertainment Revenue,
Mashantucket Western Pequot Tribe, 144A:
Series B, Zero Coupon, 9/1/2017                                                        2,000,000             1,037,080
Series B, Zero Coupon, 9/1/2018                                                        1,000,000               488,790
                                                                                                           -----------
                                                                                                             3,510,490

District of Columbia 0.8%
District of Columbia, Core City General Obligation,
Series A, 5.0%, 6/1/2018 (a)                                                           1,000,000             1,061,500
                                                                                                           -----------
Florida 6.6%
Florida, Industrial Development Revenue, Capital Travel
Agency, Seminole Tribe Convention, Series A, 10.0%, 10/1/2033                          2,000,000             2,258,700
Hillsborough County, FL, Industrial Development Revenue,
University Community Hospital Project, Series A,
5.625%, 8/15/2023                                                                      2,000,000             2,045,560
Miami Beach, FL, Health Facilities Authority Hospital
Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029                           1,600,000             1,705,744
Nassau County, FL, Senior Care Revenue, Amelia Island
Care Center Project, Series A, 9.75%, 1/1/2023                                         1,845,000             1,867,048
Orlando, FL, Special Assessment Revenue, Conroy Road
Interchange Project, Series A, 5.8%, 5/1/2026                                          1,000,000             1,005,000
                                                                                                           -----------
                                                                                                             8,882,052

Georgia 1.5%
Americus-Sumter County, GA, Hospital & Healthcare Revenue,
Hospital Authority, South Georgia Methodist, Series A,
6.375%, 5/15/2029                                                                      1,250,000             1,250,800
Brunswick & Glynn County, GA, Development Authority
First Mortgage Revenue, Coastal Community Retirement,
Series A, 7.25%, 1/1/2035                                                                740,000               780,900
                                                                                                           -----------
                                                                                                             2,031,700

Hawaii 1.0%
Hawaii, State General Obligation, Lease,
Series CU, 5.75%, 10/1/2011 (a)                                                        1,250,000             1,411,637
                                                                                                           -----------
Illinois 10.7%
Chicago, IL, Core City General Obligation, Board of
Education, Series A, 5.75%, 12/1/2017 (a)                                              1,380,000             1,571,323
Illinois, Core City General Obligation, 5.0%, 6/1/2019 (a)                             3,000,000             3,216,240
Illinois, Finance Authority Revenue, Northwestern
Memorial Hospital, Series B-1, 1.79%*, 8/15/2038                                         600,000               600,000
Illinois, Hospital & Healthcare Revenue, 6.75%, 2/15/2016                              2,180,000             2,423,222
Illinois, State General Obligation, Prerefunded,
6.0%, 1/1/2013 (a)                                                                     3,315,000             3,754,337
Illinois, Upper River Valley Development Authority,
Solid Waste Disposal Revenue, Waste Recovery Project,
AMT, 5.9%, 2/1/2014                                                                    1,615,000             1,635,236
University Park, IL, Sales & Special Tax Revenue,
Governors Gateway Industrial Park, 8.5%, 12/1/2011                                     1,240,000             1,267,243
                                                                                                           -----------
                                                                                                            14,467,601

Indiana 2.1%
Indiana, Senior Care Revenue, Health Facilities Finance
Authority, Franciscan Eldercare Community Services,
5.875%, 5/15/2029                                                                      3,000,000             2,896,470
                                                                                                           -----------
Iowa 0.9%
Lake City, IA, Senior Care Revenue, Health Care Facility,
Opportunity Living Project, 144A, 6.45%, 5/1/2011                                      1,225,000             1,254,437
                                                                                                           -----------
Kansas 2.0%
Manhattan, KS, Senior Care Revenue, Meadowlark Hills
Retirement, Series A, 6.5%, 5/15/2028                                                    500,000               503,665
Overland Park, KS, Industrial Development Revenue,
Development Corp., Series A, 7.375%, 1/1/2032                                          2,000,000             2,187,940
                                                                                                           -----------
                                                                                                             2,691,605

Kentucky 0.8%
Kentucky, Hospital & Healthcare Revenue, Economic Development
Finance Authority, Norton Healthcare, Inc., Series A,
6.625%, 10/1/2028                                                                      1,000,000             1,080,870
                                                                                                           -----------
Louisiana 2.4%
Morehouse Parish, LA, Pollution Control Revenue,
International Paper Co. Project, Series A, 5.25%, 11/15/2013                           3,000,000             3,247,020
                                                                                                           -----------
Maryland 7.7%
Anne Arundel County, MD, County General Obligation,
National Business Park Project, Prerefunded, 144A, 7.375%, 7/1/2028                    1,000,000             1,221,100
Anne Arundel County, MD, County Revenue Lease,
Arundel Mills Project, Prerefunded, 7.1%, 7/1/2029                                     1,500,000             1,781,460
Maryland, Higher Education Revenue,
Collegiate Housing Foundation:
Series A, 5.75%, 6/1/2019                                                              1,000,000             1,047,720
Series A, 5.75%, 6/1/2031                                                              1,000,000             1,029,240
Maryland, Hospital & Healthcare Revenue, University of
Maryland Medical System, 6.75%, 7/1/2030                                               1,000,000             1,125,240
Maryland, Project Revenue, Economic Development Corp.,
Chesapeake Bay, Series B, 7.625%, 12/1/2022                                            4,000,000             4,238,800
                                                                                                           -----------
                                                                                                            10,443,560

Massachusetts 7.9%
Massachusetts, Hospital & Healthcare Revenue, Health &
Educational Facilities Authority, Civic Investments,
Series A, 9.0%, 12/15/2015                                                             2,000,000             2,316,680
Massachusetts, Hospital & Healthcare Revenue,
Partners Healthcare System, Series C, 5.75%, 7/1/2032                                  1,000,000             1,095,760
Massachusetts, Industrial Development Revenue,
Development Finance Agency, Series A, 7.1%, 7/1/2032                                   1,980,000             1,940,004
Massachusetts, Project Revenue, Health & Educational
Facilities Authority, Jordan Hospital, Series E,
6.75%, 10/1/2033                                                                       1,790,000             1,906,780
Massachusetts, State General Obligation, Consolidated Loan:
Series B, Prerefunded, 5.0%, 4/1/2016 (a)                                                915,000               981,886
Series B, 5.0%, 4/1/2016 (a)                                                           2,260,000             2,425,206
                                                                                                           -----------
                                                                                                            10,666,316

Michigan 4.1%
Kalamazoo, MI, Industrial Development Revenue,
Economic Development Corp., Series A, 7.5%, 5/15/2029                                  2,000,000             2,079,640
Michigan, Hospital Finance Authority Revenue,
Crittenton Hospital Medical Center, Series B,
1.83%*, 3/1/2014, Comerica Bank (b)                                                      545,000               545,000
Saginaw, MI, Hospital & Healthcare Revenue, Hospital
Finance Authority, Covenant Medical Center, Series F,
6.5%, 7/1/2030                                                                         1,000,000             1,098,340
Tawas City, MI, Hospital Finance Authority,
St. Joseph Health Services:
Series A, ETM, 5.6%, 2/15/2013                                                           345,000               371,989
Series A, ETM, 5.75%, 2/15/2023                                                        1,300,000             1,414,426
                                                                                                           -----------
                                                                                                             5,509,395

Minnesota 0.5%
Minneapolis & St. Paul, MN, Metropolitan Apartments Community,
Special Facilities Revenue, Northwest Airlines Inc. Project,
AMT, 7.375%, 4/1/2025                                                                    670,000               640,614
                                                                                                           -----------
Missouri 3.0%
St. Louis, MO, Industrial Development Authority Revenue, St. Louis Convention
Center:
AMT, Series A, 6.875%, 12/15/2020                                                      1,000,000               846,500
AMT, Series A, 7.2%, 12/15/2028                                                        2,000,000             1,691,860
St. Louis, MO, Special Assessment Revenue, Scullin
Redevelopment Area, Series A, 10.0%, 8/1/2010                                          1,350,000             1,546,965
                                                                                                           -----------
                                                                                                             4,085,325

Nebraska 0.1%
Nebraska, Single Family Housing Revenue, Investment
Finance Authority, AMT, Series A, 6.7%, 9/1/2026                                          65,000                66,206
                                                                                                           -----------
Nevada 2.1%
Clark County, NV, Airport Revenue, Series A, AMT,
1.82%*, 7/1/2036 (a)                                                                     650,000               650,000
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas
Monorail Project, 7.375%, 1/1/2030                                                     2,000,000             2,039,300
Nevada, Single Family Housing Revenue, AMT,
Series C, 6.5%, 4/1/2028                                                                 140,000               144,357
                                                                                                           -----------
                                                                                                             2,833,657

New Hampshire 3.4%
New Hampshire, Higher Education Revenue, Health &
Educational Facilities Authority, New Hampshire
College Issue, 7.4%, 1/1/2023                                                          1,000,000             1,086,150
New Hampshire, Hospital & Healthcare Revenue, Rivermead at
Peterborough Retirement Community, 5.75%, 7/1/2028                                     1,500,000             1,450,170
New Hampshire, Senior Care Revenue, Higher Education
Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025                                   2,000,000             2,071,540
                                                                                                           -----------
                                                                                                             4,607,860

New Jersey 5.5%
New Jersey, Economic Development Authority Revenue,
Cigarette Tax, 5.75%, 6/15/2034                                                          290,000               307,652
New Jersey, Economic Development Authority Revenue,
Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)                                                           1,430,000             1,523,822
Series A, 5.0%, 7/1/2023 (a)                                                           1,770,000             1,880,501
New Jersey, Economic Development Authority Revenue,
Foreign Trade Zone Project, 1.85%*, 12/1/2007,
Bank of New York (b)                                                                      55,000                55,000
New Jersey, Higher Education Revenue, Education Facilities
Authority, Caldwell College, Series A, 7.25%, 7/1/2025                                 1,825,000             1,866,902
New Jersey, Resource Recovery Revenue, Tobacco
Settlement Financing Corp., 5.75%, 6/1/2032                                            1,745,000             1,743,395
                                                                                                           -----------
                                                                                                             7,377,272

New Mexico 2.1%
Farmington, NM, Pollution Control Revenue, 5.8%, 4/1/2022                              2,750,000             2,841,657
                                                                                                           -----------
New York 12.1%
Long Island, NY, Power Authority, Electric System Revenue,
Series 3B-RMKT, 1.77%*, 5/1/2033, West LB AG (b)                                         300,000               300,000
Nassau County, NY, Hospital & Healthcare Revenue,
6.0%, 8/1/2016 (a)                                                                     2,825,000             3,235,275
Nassau County, NY, Project Revenue, North Shore Healthcare
Systems Project, Series B, 5.875%, 11/1/2011                                             760,000               832,549
New York, Core City General Obligation, Series C, 7.0%, 2/1/2010                         315,000               320,872
New York, Sales & Special Tax Revenue, Metropolitan Transportation
Authority, Series A, Prerefunded, 5.125%, 4/1/2019 (a)                                 1,450,000             1,627,335
New York, Sales & Special Tax Revenue, Transitional
Finance Authority, Series B, 6.0%, 11/15/2013                                            490,000               559,428
New York, State General Obligation Lease, Higher Education
Revenue, Dormitory Authority, State University, Prerefunded,
5.125%, 5/15/2021 (a)                                                                  1,880,000             1,998,854
New York, Transitional Finance Authority, Series B,
Prerefunded, 6.0%, 11/15/2013                                                          1,510,000             1,736,515
New York, Transportation/Tolls Revenue, Triborough Bridge and
Tunnel Authority Systems, ETM, Series Y, 6.0%, 1/1/2012                                5,000,000             5,734,100
                                                                                                           -----------
                                                                                                            16,344,928

North Carolina 1.9%
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017                                                             1,000,000             1,063,670
Series B, 6.375%, 1/1/2013                                                             1,300,000             1,453,543
                                                                                                           -----------
                                                                                                             2,517,213

North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue,
Altru Health Care System, 7.125%, 8/15/2024                                            1,000,000             1,096,820
                                                                                                           -----------
Pennsylvania 6.6%
Montgomery County, PA, Industrial Development Authority
Revenue, Whitemarsh Continental Care Project, 6.25%, 2/1/2035                            600,000               610,614
Montgomery County, PA, Senior Care Revenue, Higher
Education & Health Authority, Philadelphia Geriatric Center,
Series A, 7.25%, 12/1/2027                                                             2,000,000             2,104,680
Pennsylvania, Higher Education Revenue, Higher Educational
Facilities Authority, Philadelphia College of Textiles and
Science, 6.7%, 4/1/2014                                                                2,000,000             2,082,200
Pennsylvania, Hospital & Healthcare Revenue, Economic
Development Financing Authority, UPMC Health System,
Series A, 6.0%, 1/15/2031                                                                750,000               823,313
Pennsylvania, St. Mary Hospital Authority, Health Systems
Revenue, Catholic Health East, Series B, 5.5%, 11/15/2024                              1,465,000             1,552,636
Philadelphia, PA, Redevelopment Authority Revenue,
First Lien Mortgage, Series A, 6.5%, 1/1/2029                                            646,100               666,226
Westmoreland County, PA, Senior Care Revenue, Industrial
Development Authority, Health Care Facilities-Redstone,
Series B, 8.125%, 11/15/2030                                                           1,000,000             1,076,390
                                                                                                           -----------
                                                                                                             8,916,059

Rhode Island 1.5%
Rhode Island, Special Assessment Revenue,
Series A, 6.125%, 6/1/2032                                                             2,000,000             1,996,080
                                                                                                           -----------
South Carolina 7.1%
South Carolina, Hospital & Healthcare Revenue, Jobs
Economic Development Authority, Bon Secours Health
Systems, Inc., Series A, 5.625%, 11/15/2030                                            2,000,000             2,073,320
South Carolina, Hospital & Healthcare Revenue, Jobs
Economic Development Authority, Palmetto Health Alliance:
Series C, 7.0%, 8/1/2030                                                               1,545,000             1,741,570
Series A, Prerefunded, 7.375%, 12/15/2021                                              1,000,000             1,225,660
South Carolina, Transportation/Tolls Revenue,
Series A, 5.375%, 10/1/2024 (a)                                                        4,150,000             4,527,443
                                                                                                           -----------
                                                                                                             9,567,993

South Dakota 1.5%
South Dakota, Hospital & Healthcare Revenue, Sioux
Valley Hospital, Series E, 5.375%, 11/1/2024                                           2,000,000             2,087,020
                                                                                                           -----------
Tennessee 1.8%
Johnson City, TN, Hospital & Healthcare Revenue,
Health & Educational Facilities Board Hospital, Series A,
7.5%, 7/1/2033                                                                         2,000,000             2,373,000
                                                                                                           -----------
Texas 21.3%
Abilene, TX, Senior Care Revenue, Health Facilities
Development, Sears Methodist Retirement Facilities,
Series A, 5.9%, 11/15/2025                                                             2,500,000             2,438,500
Austin, TX, Project Revenue, Bergstrom Landhost
Enterprises, Inc. Airport Hotel Project, Series A,
6.75%, 4/1/2027                                                                        1,995,000               960,832
Crowley, TX, School District General Obligation,
5.125%, 8/1/2025                                                                       4,000,000             4,102,400
Hidalgo County, TX, Hospital & Healthcare Revenue,
Mission Hospital, Inc. Project, 6.75%, 8/15/2016                                       2,000,000             2,182,300
Houston, TX, General Obligation:
Prerefunded, Series A, 5.0%, 3/1/2016                                                  1,365,000             1,454,639
5.0%, 3/1/2016                                                                         1,635,000             1,715,753
Houston, TX, School District General Obligation,
Series A, 5.0%, 2/15/2024                                                              2,000,000             2,081,320
Houston, TX, Transportation/Tolls Revenue, Special Facilities,
Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029                             2,000,000             1,681,780
Tarrant County, TX, Hospital & Healthcare Revenue,
Health Facilities Development Corp., 6.7%, 11/15/2030                                  1,000,000             1,098,980
Texas, Electric Revenue, Lower Colorado River
Authority, Series B, 6.0%, 5/15/2013 (a)                                               5,000,000             5,607,250
Texas, Industrial Development Revenue, Waste Disposal
Authority, AMT, Series A, 6.1%, 8/1/2024                                               1,000,000             1,065,320
Travis County, TX, Hospital & Healthcare Revenue,
Ascension Health Credit, Series A, 6.0%, 11/15/2012 (a)                                3,860,000             4,319,263
                                                                                                           -----------
                                                                                                            28,708,337

Utah 0.0%
Utah, Single Family Housing Revenue, Housing
Finance Agency, AMT, Series B2, 6.65%, 7/1/2026                                           45,000                45,029
                                                                                                           -----------
Virgin Islands 2.6%
Virgin Islands, Sales & Special Tax Revenue, Public
Finance Authority, Series A, 6.375%, 10/1/2019                                         3,000,000             3,443,520
                                                                                                           -----------
Virginia 1.6%
Fairfax County, VA, Hospital & Healthcare Revenue,
Economic Development Authority, Greenspring Retirement
Community, Series A, 7.25%, 10/1/2019                                                  2,000,000             2,118,620
                                                                                                           -----------
West Virginia 1.7%
West Virginia, Hospital & Healthcare Revenue, Hospital
Finance Authority, Charleston Medical Center, Series A,
6.75%, 9/1/2022                                                                          390,000               434,936
West Virginia, Hospital Finance Authority, Charleston
Medical Center, Prerefunded, 6.75%, 9/1/2022                                           1,610,000             1,911,408
                                                                                                           -----------
                                                                                                             2,346,344

Wisconsin 2.1%
Wisconsin, Hospital & Healthcare Revenue, Health &
Education Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029                                                              1,000,000             1,019,470
6.875%, 4/15/2030                                                                      1,000,000             1,138,040
Wisconsin, Hospital & Healthcare Revenue, Memorial
Hospital Oconomowoco Project, Prerefunded, 6.35%, 7/1/2017                               600,000               607,620
                                                                                                           -----------
                                                                                                             2,765,130

                                                                                          % of
                                                                                        Net Assets          Value ($)
                                                                                        ----------          ---------

Total Investment Portfolio  (Cost $185,883,048)                                            149.5           201,701,004
Other Assets and Liabilities, Net                                                            2.4             3,258,437
Preferred Shares, at Redemption Value                                                      -51.9           -70,000,000
                                                                                                           -----------
Net Assets                                                                                 100.0           134,959,441
                                                                                                           ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of February 28, 2005.

(a) Bond is insured by one of these companies:

                                                              As of % of Total
Insurance Coverage                                         Investment Portfolio
--------------------------------------------------------------------------------
AMBAC            AMBAC Assurance Corp.                              2.2
--------------------------------------------------------------------------------
FGIC             Financial Guaranty Insurance Company               3.2
--------------------------------------------------------------------------------
FSA              Financial Security Assurance                       5.2
--------------------------------------------------------------------------------
MBIA             Municipal Bond Investors Assurance                 9.6
--------------------------------------------------------------------------------

(b)  Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Strategic Municipal Income Trust


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Strategic Municipal Income Trust


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005